Cover	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-39880
Entity Registrant Name	MYT NETHERLANDS PARENT B.V.
Entity Central Index Key	0001831907
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Einsteinring 9
Entity Address, Address Line Two	Munich
Entity Address, City or Town	Aschheim
Entity Address, Country	DE
Entity Address, Postal Zip Code	85609
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.000015 per share
Trading Symbol	MYTE
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	85,265,962
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Munich, Germany
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Einsteinring 9
Entity Address, Address Line Two	Munich
Entity Address, City or Town	Aschheim
Entity Address, Country	DE
Entity Address, Postal Zip Code	85609
Contact Personnel Name	Charlotte Schwichtenberg
Contact Personnel Email Address	Investors@mytheresa.com